                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21284

                  Nicholas-Applegate Convertible & Income Fund
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               (Exact name of registrant as specified in charter)

                 1345 Avenue of the Americas, New York, NY 10105
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               (Address of principal executive offices) (Zip code)

                  Allianz Global Investors Fund Management LLC
                 1345 Avenue of the Americas, New York, NY 10105
        ----------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3000

Date of fiscal year end: February 28

Date of reporting period: July 1, 2005 - June 30, 2006

Item 1. Proxy Voting Record

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Nicholas-Applegate Convertible & Income Fund
Form N-PX Proxy Voting Record-Item 1
7/1/05-6/30/06
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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21284
Reporting Period: 07/01/2005 - 06/30/2006
Nicholas-Applegate Convertible & Income Fund

================= NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND =================

E*TRADE FINANCIAL CORP.

Ticker:       ET             Security ID:  269246104
Meeting Date: MAY 25, 2006   Meeting Type: Annual
Record Date:  APR 3, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Michael K. Parks           For       For        Management
1.2   Elect Director Lewis E. Randall           For       For        Management
1.3   Elect Director Stephen H. Willard         For       For        Management
2     Ratify Auditors                           For       For        Management

========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nicholas-Applegate Convertible & Income Fund

By (Signature and Title)* /s/ Thomas J. Fuccillo
                          -----------------------------
                          Thomas J. Fuccillo, Secretary

Date   August 28, 2006